Borrowings - Capital management (Details) R in Millions	12 Months Ended
	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)
Borrowings
Actual leverage ratio	(0.1)	1.4	2.5
Leverage ratio maximum per covenant for the first specified period		3.5
Leverage ratio maximum per covenant for the second specified period	2.5
Borrowings with recourse	R 17,119.3	R 26,550.7	R 23,768.5
Cash and cash equivalents	20,205.9	5,586.3	2,499.4
Net debt	(3,086.6)	20,964.4	21,269.1
Adjusted EBITDA	R 49,384.9	R 14,956.0	R 8,369.4